Pay vs Performance Disclosure	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officers or “PEOs” and “compensation actually paid” to our non-PEO NEOs, and the financial performance of the Company during the years ended December 31, 2024, 2023, 2022, 2021 and 2020 respectively, in each case calculated in a manner consistent with SEC rules, as well as an unranked list of the performance measures that we consider to be our most important measures used to align compensation actually paid to our NEOs for 2024 to Company performance.

							Value of Initial Fixed $100 Investment Based On(5):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Total Stockholder Return	Peer Group Total Stockholder Return	Net Loss Attributable to Common Stockholders (in thousands)(6)	AFFO per Share(7)
2024	$5,232,889	$3,943,419	$1,736,809	$1,693,591	$2,011,370	$1,680,121	$68.95	$117.01	$(175,316)	$1.32
2023	5,040,989	5,680,921	1,437,266	1,378,690	2,124,752	2,274,935	80.03	111.46	(239,348)	1.40
2022	—	—	552,620	462,027	507,774	382,037	86.50	99.58	(8,363)	1.67
2021	—	—	525,544	405,202	421,870	324,536	93.15	131.65	(8,698)	1.77
2020	—	—	254,683	250,822	216,392	213,111	95.13	93.69	(7,775)	1.79

(1)	Mr. Edward M. Weil, Jr., is the PEO reflected in these columns for the fiscal years ended December 31, 2024 and 2023. Mr. Weil commenced employment with the Company on September 12, 2023.
(2)
Mr. James L. Nelson is the PEO reflected in these columns for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. Mr. Nelson resigned from his position as Co-Chief Executive Officer and President effective March 31, 2024.

(3)
Compensation actually paid or “CAP” to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Table for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as shown below.

(4)
Mr. Christopher J. Masterson is the only non-PEO NEO reflected in these columns for fiscal years 2022, 2021 and 2020, and our only non-PEO NEO for those covered fiscal years. Mr. Masterson is the Company’s Chief Financial Officer, Treasurer and Secretary. Mr. Jesse C. Galloway and Mr. Masterson are the only non-PEO NEOs reflected in these columns for fiscal year 2024 and 2023. Mr. Galloway is the Company’s Executive Vice President and General Counsel.

(5)
Represents cumulative total return to holders of our Common Stock against the cumulative total return of our peer entities, represented by FTSE NAREIT Equity Index (“NAREIT Index”) from December 31, 2019 (the last trading day before fiscal year 2020) through December 31, 2024 (the last trading day of the covered period), calculated from the market close on the last trading day before fiscal year 2020 through and including the end of each applicable fiscal year in the table above for which the TSR is being calculated. The TSR for each investment assumes that $100 was invested in our Common Stock and the respective index on December 31, 2019 through December 31, 2024, including reinvestment of any dividends.

(6)	Net loss attributable to common stockholders as reported in our Annual Reports on Form 10-K.
(7)
AFFO per share as reported in our earnings releases for the covered fiscal years filed as an exhibit to our Current Reports on Form 8-K, which contains a reconciliation of such measure to the nearest comparable GAAP measure reported in our audited financial statements.

PEO SCT Total to CAP Reconciliation—Edward M. Weil, Jr.

			Additions to SCT Total(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards(3)	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards that Vested	CAP
2024	$5,232,889	$1,375,000	$1,819,620	$(1,306,560)	$(427,530)	$3,943,419
2023	5,040,989	3,464,664	4,104,597	—	—	5,680,921

PEO SCT Total to CAP Reconciliation—James L. Nelson

			Additions to SCT Total(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards(3)	Change in Fair Value of Prior Years’ Awards Unvested(3)	Change in Fair Value of Prior Years’ Awards that Vested(3)	CAP
2024	$1,736,809	$—	$—	$—	$(43,218)	$1,693,591
2023	1,437,266	—	—	(43,719)	(14,857)	1,378,690
2022	552,620	500,175	500,175	(72,679)	(17,914)	462,027
2021	525,544	499,324	400,718	(19,949)	(1,787)	405,202
2020	254,683	248,963	245,102	—	—	250,822

Average Non-PEO NEOs SCT Total to CAP Reconciliation

			Additions to SCT Total(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards(3)	Change in Fair Value of Prior Years’ Awards Unvested(3)	Change in Fair Value of Prior Years’ Awards that Vested/Fair Value of Awards Vested in Grant Year(3)	CAP
2024	$2,011,370	$285,516	$568,071	$(549,004)	$(64,800)	$1,680,121
2023	2,124,752	1,471,282	1,681,320	(48,077)	(11,778)	2,274,935
2022	507,774	440,325	388,413	(59,095)	(14,730)	382,037
2021	421,870	399,364	320,498	(16,949)	(1,519)	324,536
2020	216,392	211,532	208,251	—	—	213,111

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Company Selected Measure Name			AFFO per share
Named Executive Officers, Footnote
(1)	Mr. Edward M. Weil, Jr., is the PEO reflected in these columns for the fiscal years ended December 31, 2024 and 2023. Mr. Weil commenced employment with the Company on September 12, 2023.
(2)
Mr. James L. Nelson is the PEO reflected in these columns for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively. Mr. Nelson resigned from his position as Co-Chief Executive Officer and President effective March 31, 2024.

(4)
Mr. Christopher J. Masterson is the only non-PEO NEO reflected in these columns for fiscal years 2022, 2021 and 2020, and our only non-PEO NEO for those covered fiscal years. Mr. Masterson is the Company’s Chief Financial Officer, Treasurer and Secretary. Mr. Jesse C. Galloway and Mr. Masterson are the only non-PEO NEOs reflected in these columns for fiscal year 2024 and 2023. Mr. Galloway is the Company’s Executive Vice President and General Counsel.

Peer Group Issuers, Footnote
(5)
Represents cumulative total return to holders of our Common Stock against the cumulative total return of our peer entities, represented by FTSE NAREIT Equity Index (“NAREIT Index”) from December 31, 2019 (the last trading day before fiscal year 2020) through December 31, 2024 (the last trading day of the covered period), calculated from the market close on the last trading day before fiscal year 2020 through and including the end of each applicable fiscal year in the table above for which the TSR is being calculated. The TSR for each investment assumes that $100 was invested in our Common Stock and the respective index on December 31, 2019 through December 31, 2024, including reinvestment of any dividends.

Adjustment To PEO Compensation, Footnote
(3)
Compensation actually paid or “CAP” to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Table for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as shown below.

PEO SCT Total to CAP Reconciliation—Edward M. Weil, Jr.

			Additions to SCT Total(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards(3)	Change in Fair Value of Prior Years’ Awards Unvested	Change in Fair Value of Prior Years’ Awards that Vested	CAP
2024	$5,232,889	$1,375,000	$1,819,620	$(1,306,560)	$(427,530)	$3,943,419
2023	5,040,989	3,464,664	4,104,597	—	—	5,680,921

PEO SCT Total to CAP Reconciliation—James L. Nelson

			Additions to SCT Total(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards(3)	Change in Fair Value of Prior Years’ Awards Unvested(3)	Change in Fair Value of Prior Years’ Awards that Vested(3)	CAP
2024	$1,736,809	$—	$—	$—	$(43,218)	$1,693,591
2023	1,437,266	—	—	(43,719)	(14,857)	1,378,690
2022	552,620	500,175	500,175	(72,679)	(17,914)	462,027
2021	525,544	499,324	400,718	(19,949)	(1,787)	405,202
2020	254,683	248,963	245,102	—	—	250,822

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Non-PEO NEO Average Total Compensation Amount			$ 2,011,370	$ 2,124,752	$ 507,774	$ 421,870	$ 216,392
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,680,121	2,274,935	382,037	324,536	213,111
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation actually paid or “CAP” to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Table for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as shown below.

Average Non-PEO NEOs SCT Total to CAP Reconciliation

			Additions to SCT Total(2)
Fiscal Year	SCT Total	Deductions from SCT Total(1)	Fair Value of Current Year Equity Awards(3)	Change in Fair Value of Prior Years’ Awards Unvested(3)	Change in Fair Value of Prior Years’ Awards that Vested/Fair Value of Awards Vested in Grant Year(3)	CAP
2024	$2,011,370	$285,516	$568,071	$(549,004)	$(64,800)	$1,680,121
2023	2,124,752	1,471,282	1,681,320	(48,077)	(11,778)	2,274,935
2022	507,774	440,325	388,413	(59,095)	(14,730)	382,037
2021	421,870	399,364	320,498	(16,949)	(1,519)	324,536
2020	216,392	211,532	208,251	—	—	213,111

(1)
Represents the grant date fair value of equity-based awards granted each year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the date of grant and do not necessarily reflect the actual value, if any, that may be realized by the NEOs.

(2)
We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(3)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the applicable NEO.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Company TSR, Net Loss, AFFO per share and CAP
Between the years ended December 31, 2020 and 2021, respectively, our TSR decreased by approximately 2%, our net loss increased by approximately 12%, our PEO CAP with respect to Mr. Nelson increased by approximately 62%, our average non-PEO NEO CAP increased by approximately 52% and our AFFO per share decreased by approximately 1%.
Between the years ended December 31, 2021 and 2022, respectively, our TSR decreased by approximately 7%, our net loss decreased by approximately 4%, our PEO CAP with respect to Mr. Nelson increased by approximately 14%, our average non-PEO NEO CAP increased by approximately 18% and our AFFO per share decreased by approximately 6%.
Between the years ended December 31, 2022 and 2023, respectively, our TSR decreased by approximately 7%, our net loss increased by approximately 2,762%, our PEO CAP with respect to Mr. Nelson increased by approximately 198%, our average non-PEO NEO CAP increased by approximately 495% and our AFFO per share decreased by approximately 16%.
Between the years ended December 31, 2023 and 2024, respectively, our TSR decreased by approximately 14%, our net loss decreased by approximately 27%, our PEO CAP with respect to Mr. Weil decreased 31%, and with respect to Mr. Nelson increased by approximately 23%, our average non-PEO NEO CAP decreased by approximately 26% and our AFFO per share decreased by approximately 6%.

Compensation Actually Paid vs. Net Income
Relationship Between Company TSR, Net Loss, AFFO per share and CAP
Between the years ended December 31, 2020 and 2021, respectively, our TSR decreased by approximately 2%, our net loss increased by approximately 12%, our PEO CAP with respect to Mr. Nelson increased by approximately 62%, our average non-PEO NEO CAP increased by approximately 52% and our AFFO per share decreased by approximately 1%.
Between the years ended December 31, 2021 and 2022, respectively, our TSR decreased by approximately 7%, our net loss decreased by approximately 4%, our PEO CAP with respect to Mr. Nelson increased by approximately 14%, our average non-PEO NEO CAP increased by approximately 18% and our AFFO per share decreased by approximately 6%.
Between the years ended December 31, 2022 and 2023, respectively, our TSR decreased by approximately 7%, our net loss increased by approximately 2,762%, our PEO CAP with respect to Mr. Nelson increased by approximately 198%, our average non-PEO NEO CAP increased by approximately 495% and our AFFO per share decreased by approximately 16%.
Between the years ended December 31, 2023 and 2024, respectively, our TSR decreased by approximately 14%, our net loss decreased by approximately 27%, our PEO CAP with respect to Mr. Weil decreased 31%, and with respect to Mr. Nelson increased by approximately 23%, our average non-PEO NEO CAP decreased by approximately 26% and our AFFO per share decreased by approximately 6%.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Company TSR, Net Loss, AFFO per share and CAP
Between the years ended December 31, 2020 and 2021, respectively, our TSR decreased by approximately 2%, our net loss increased by approximately 12%, our PEO CAP with respect to Mr. Nelson increased by approximately 62%, our average non-PEO NEO CAP increased by approximately 52% and our AFFO per share decreased by approximately 1%.
Between the years ended December 31, 2021 and 2022, respectively, our TSR decreased by approximately 7%, our net loss decreased by approximately 4%, our PEO CAP with respect to Mr. Nelson increased by approximately 14%, our average non-PEO NEO CAP increased by approximately 18% and our AFFO per share decreased by approximately 6%.
Between the years ended December 31, 2022 and 2023, respectively, our TSR decreased by approximately 7%, our net loss increased by approximately 2,762%, our PEO CAP with respect to Mr. Nelson increased by approximately 198%, our average non-PEO NEO CAP increased by approximately 495% and our AFFO per share decreased by approximately 16%.
Between the years ended December 31, 2023 and 2024, respectively, our TSR decreased by approximately 14%, our net loss decreased by approximately 27%, our PEO CAP with respect to Mr. Weil decreased 31%, and with respect to Mr. Nelson increased by approximately 23%, our average non-PEO NEO CAP decreased by approximately 26% and our AFFO per share decreased by approximately 6%.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR
Between the years ended December 31, 2020 and 2021, respectively, the NAREIT Index TSR showed an increase of approximately 41%, while our TSR decreased by approximately 2%. Between the years ended December 31, 2021 and 2022, respectively, the NAREIT Index TSR showed a decrease of approximately 24%, while our TSR decreased by approximately 7%. Between the years ended December 31, 2022 and 2023, respectively, the NAREIT Index TSR showed an increase of approximately 12%, while our TSR decreased by approximately 7%. Between the years ended December 31, 2023 and 2024, respectively, the NAREIT Index TSR showed an increase of approximately 5%, while our TSR decreased by approximately 14%.

Tabular List, Table
Tabular Disclosure of Most Important Measures to Determine Fiscal 2024 CAP
Our executive compensation program is highly dependent on long-term stockholder returns. The measures that we use for our incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our Company for our stockholders. The financial performance measures listed below represent an unranked list of the most important performance measures used to align compensation actually paid to our NEOs during the year ended December 31, 2024 and Company performance. For additional information, please see the Compensation Discussion and Analysis beginning on page 25. Other than TSR which is already presented in the Pay Versus Performance table above, the Company believes AFFO per share is the Company’s most significant financial performance measure, and, as such, our “company selected measure” for purposes of Item 402(v) of Regulation S-K is AFFO per share.

LTIP Grants:	AIP Bonuses:

TSR	AFFO per share

Investment grade tenants as a percentage of annualized SLR

Total Shareholder Return Amount			$ 68.95	80.03	86.5	93.15	95.13
Peer Group Total Shareholder Return Amount			$ 117.01	$ 111.46	$ 99.58	$ 131.65	$ 93.69
Company Selected Measure Amount | $ / shares			1.32	1.4	1.67	1.77	1.79
PEO Name	Mr. James L. Nelson	Mr. Edward M. Weil, Jr.	Mr. Edward M. Weil, Jr.	Mr. James L. Nelson	Mr. James L. Nelson	Mr. James L. Nelson	Mr. James L. Nelson
Net Income (Loss) Available to Common Stockholders, Basic			$ (175,316,000)	$ (239,348,000)	$ (8,363,000)	$ (8,698,000)	$ (7,775,000)
Measure:: 1
Pay vs Performance Disclosure
Name			TSR
Measure:: 2
Pay vs Performance Disclosure
Name			AFFO per share
Measure:: 3
Pay vs Performance Disclosure
Name			Investment grade tenants as a percentage of annualized SLR
Mr. Edward M. Weil, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,232,889	5,040,989	0	0	0
PEO Actually Paid Compensation Amount			3,943,419	5,680,921	0	0	0
Mr. James L. Nelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,736,809	1,437,266	552,620	525,544	254,683
PEO Actually Paid Compensation Amount			1,693,591	1,378,690	462,027	405,202	250,822
PEO | Mr. Edward M. Weil, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,375,000)	(3,464,664)
PEO | Mr. Edward M. Weil, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,819,620	4,104,597
PEO | Mr. Edward M. Weil, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,306,560)	0
PEO | Mr. Edward M. Weil, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(427,530)	0
PEO | Mr. James L. Nelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(500,175)	(499,324)	(248,963)
PEO | Mr. James L. Nelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	500,175	400,718	245,102
PEO | Mr. James L. Nelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(43,719)	(72,679)	(19,949)	0
PEO | Mr. James L. Nelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(43,218)	(14,857)	(17,914)	(1,787)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(285,516)	(1,471,282)	(440,325)	(399,364)	(211,532)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			568,071	1,681,320	388,413	320,498	208,251
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(549,004)	(48,077)	(59,095)	(16,949)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (64,800)	$ (11,778)	$ (14,730)	$ (1,519)	$ 0